Fair value measurements - Schedule of Level 3 Restricted Sponsor Shares and Price Adjustment Shares (Details) - Level 3	12 Months Ended
Dec. 31, 2024 $ / shares shares
Restricted Sponsor Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in shares) | shares	1,500,000
Reverse Recapitalization, Contingent Consideration, Equity, Remaining Exercise Period	3 years 11 months 15 days
Restricted Sponsor Shares [Member] | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in usd per share)	$ 30.0
Share value (in usd per share)	$ 12.52
Price Adjustment Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in shares) | shares	5,000,000
Reverse Recapitalization, Contingent Consideration, Equity, Remaining Exercise Period	1 year 11 months 15 days
Price Adjustment Shares [Member] | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in usd per share)	$ 17.5
Share value (in usd per share)	$ 15.97